Share-based Payments - Summary of Valuation Model Inputs used to Determine the Fair Value at the Grant Date (Detail)	12 Months Ended
Jun. 30, 2019 AUD ($) $ / shares
12/03/2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	March 12, 2019
Expiry date	Mar. 12, 2024
Share price at grant date | $ / shares	$ 0.135
Exercise price	$ 0.200
Expected volatility	104.10%
Risk-free interest rate	1.67%
Fair value at grant date	$ 0.1009
21/03/2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	March 21, 2019
Expiry date	Mar. 21, 2024
Share price at grant date | $ / shares	$ 0.130
Exercise price	$ 0.206
Expected volatility	103.73%
Risk-free interest rate	1.53%
Fair value at grant date	$ 0.0916
11/04/2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	April 11, 2019
Expiry date	Apr. 11, 2024
Share price at grant date | $ / shares	$ 0.140
Exercise price	$ 0.208
Expected volatility	103.84%
Risk-free interest rate	1.52%
Fair value at grant date	$ 0.0999
02/05/2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	May 02, 2019
Expiry date	May 02, 2024
Share price at grant date | $ / shares	$ 0.140
Exercise price	$ 0.198
Expected volatility	103.24%
Risk-free interest rate	1.40%
Fair value at grant date	$ 0.1003
16/05/2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	May 16, 2019
Expiry date	May 16, 2024
Share price at grant date | $ / shares	$ 0.130
Exercise price	$ 0.206
Expected volatility	102.92%
Risk-free interest rate	1.28%
Fair value at grant date	$ 0.0908